Consolidated Segment Data	12 Months Ended
Dec. 31, 2023
Consolidated Segment Data [Abstract]
CONSOLIDATED SEGMENT DATA
24.	CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the years ended December 31, 2023, 2022 and 2021:

	For the years ended December 31,
	2023	2022	2021
Revenues(1)
Secured logistics	$31,892,550	$30,907,623	$34,300,213
Robotics AI solutions	757,284	1,272,236	368,659
General security solutions	3,630,668	1,785,789	-
	$36,280,502	$33,965,648	$34,668,872

(1)	Revenue excludes intercompany sales.

	For the years ended December 31,
	2023	2022	2021
Operating loss
Secured logistics	$(1,895,092)	$(1,353,365)	$(808,162)
Robotics AI solutions	(21,773,699)	(11,227,391)	(1,072,133)
General security solutions	(936,390)	(178,580)	-
Corporate and others (1)	(4,697,597)	(4,066,903)	(1,872,155)
Operating loss from continuing operations	$(29,302,778)	$(16,826,239)	$(3,752,450)
Total other income from four segments	461,926	87,616	292,732
Foreign exchange gains (losses), net:
- Secured logistics	241,813	(629,844)	(1,814,948)
- Robotics AI solutions	55,567	37,503	(1,511)
- Corporate and others	7,646	1,376	(3,202)
Finance costs:
- Secured logistics	(510,818)	(802,438)	(885,183)
- Robotics AI solutions	(14,431)	(22,695)	(2,793)
- General security solutions	(857)	(946)	-
- Corporate and others	(127,268)	(315,751)	(96,867)
Loss before income tax from continuing operations	(29,189,200)	(18,471,418)	(6,264,222)
Provision for income tax (expense) benefit	(434,320)	(132,208)	732,868
Net loss for the year from continuing operations	(29,623,520)	(18,603,626)	(5,531,354)
Net profit (loss) for the year from discontinued operations – Information security segment	34,138	(62,432)	39,700
Net loss for the year	(29,589,382)	(18,666,058)	(5,491,654)
Net loss attributable to the non-controlling interest	17,721	101,264	9,727
Net loss attributable to equity holders of the Company	(29,571,661)	(18,564,794)	(5,481,927)

(1)	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation expense, professional fees and consultancy fees for the Company. Non-cash compensation expense of $1,101,800, $252,095 and $nil for the years ended December 31, 2023, 2022 and 2021 was solely attributable to the Corporate and others segment, respectively.

Depreciation and amortization by segment for the year ended December 31, 2023, 2022 and 2021 are as follows:

	For the years ended December 31,
	2023	2022	2021
Depreciation and amortization:
Secured logistics	$3,256,128	$3,373,660	$4,407,085
Robotics AI solutions	1,738,563	2,497,153	625,557
General security solutions	248,549	110,594	-
	$5,243,240	$5,981,407	$5,032,642

Total assets by segment as of December 31, 2023 and 2022 are as follows:

Total assets

	As at December 31,
	2023		2022
Secured logistics	$21,613,383		$25,315,845
Robotics AI solutions	3,127,857		23,577,547
General security solutions	2,836,403		4,260,811
Corporate and others	18,035,342		7,397,254
Information security	201,963	*	615,517
	$45,814,948		$61,166,974

*	As of December 31, 2023, the total assets for information security segment were presented as assets held for sale on the consolidated balance sheets.

Total non-current assets by geographical segment as of December 31, 2023 and 2022 are as follows:

Total non-current assets

	As at December 31,
	2023	2022
The PRC (including Hong Kong and Macau)	$3,289,170	$11,234,176
Thailand	10,472,012	14,223,714
Other countries	933,174	446,020
	$14,694,356	$25,903,910